NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE

On August 15, 2014, Epic Corp. issued two unsecured promissory notes to two investors, each in the principal amount of $250,000. The notes bear a 16% annual interest rate, maturing at the earlier of the sale of Epic Corp. or December 31, 2018. The notes also carry provisions that allow the holder to call the balance prior to maturity subject to early withdrawal penalties as follows: 12% if called in 2015, 8% if called in 2016 and 4% if called in 2017. On May 20, 2015, the Company and the noteholders agreed to settle 50% of the noteholders’ respective balances outstanding under the notes in consideration for the issuance of an aggregate of 233,791 shares of the common stock of Epic Corp. to each of the note holders.

On January 15, 2015, Epic Corp. issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears no interest and is due upon demand.

On March 2, 2015, the Company entered into a letter of intent with Epic Corp. pursuant to which the Company agreed to acquire all of the outstanding securities of Epic Corp. In connection with the entry into the letter of intent, on March 18, 2015, Epic Corp. entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to Epic Corp. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured note, Epic Corp. provided the lender with security over all of its assets pursuant to the terms of a general security agreement made by Epic Corp. in favor of the lender. In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

On April 16, 2015, Epic Corp., an entity that is not related to the Company, issued a secured convertible promissory note to an investor in the principal amount of $200,000. The note bears a 23% annual interest rate and matured on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. The note is secured by all assets of Epic Corp. At the time of issuance, the Company evaluated the conversion feature and determined that the value associated with the conversion feature was $0.

On January 25, 2016, the Company entered into an amending agreement with the Company’s wholly-owned subsidiary, Epic Stores, LLC, and Epic Store Funding Corp. amending the note purchase agreement dated April 16, 2015. Under the terms of the original note purchase agreement, the subsidiary and Funding Corp. agreed that they would use their commercially reasonable efforts to agree upon the price and other terms of securities of the subsidiary into which Funding Corp. could, at its option, convert the principal and interest of the note and, in the event that they were unable to so agree on or prior to the June 30, 2015, the subsidiary would pay Funding Corp., in addition to any other amounts due and owing under the note, a break-up fee of $50,000. The Company completed the acquisition of the subsidiary on June 24, 2015. Notwithstanding that the subsidiary and Funding Corp. had not agreed to conversion terms by June 30, 2015, and the fee was not paid. Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, had not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $25,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

In consideration of the foregoing amendments, the Company agreed to issue Funding Corp., at the time of full repayment of all amounts owing in connection with the note:

(a)	145,000 stock purchase warrants, plus
(b)	commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Each warrant will be exercisable into one share of the Company’s common stock at a price of $1.02 per share until the date that is two years from the date of issuance.

As of the March 31, 2016, neither the original principal balance or the penalties had been paid. The penalties have been added to the principal balance of the note and $275,000 in principal remained outstanding as of March 31, 2016.

On August 13, 2015, Epic Corp. issued a secured promissory note to an investor in the principal amount of $195,000. The note carried an original issue discount of $45,000, therefore $150,000 was received by the Company, net of the discount. The loan was be repaid over 126 equal payments of $1,547 over the six-month term and was secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and is being amortized over the life of term of the note. The note had been paid in full as of March 31, 2016

During the quarter ended March 31, 2016, the Company paid $47,976 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $11,489 during the quarter ended March 31, 2016.

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

March 31, 2016
Note payable	$32,818
Less unamortized debt discount	(8,821)
Note payable, net	$23,997

During the quarter ended March 31, 2015, the Company paid $112,190 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $34,901 during the quarter ended March 31, 2016.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

March 31, 2016
Note payable	$83,636
Less unamortized debt discount	(13,651)
Note payable, net	$69,985

During the quarter ended March 31, 2016, the Company paid $60,032 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $10,267 during the quarter ended March 31, 2016

On November 27, 2015, the Company issued a secured promissory note to an investor in the principal amount of $146,000. The note carried an original issue discount of $46,000, therefore $100,000 was received by the Company, net of the discount. The loan will be repaid over 80 equal daily payments of $1,825 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement. As of March 31, 2016 the note has been paid in full.

During the the quarter ended March 31, 2016, the Company paid $113,150 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $29,795 during the quarter ended March 31, 2016.

On July 15, 2015, the Company issued a secured promissory note to an investor in the principal amount of $16,000. The note bears interest at a rate of 12% annually and matures on January 28, 2016. Amortized payments of interest and principal are due monthly. The Company made all required payments under the note. As of March 31, 2016 the note has been paid in full.

On November 17, 2015, the Company issued a secured promissory note to an investor in the principal amount of $10,900. The note bears interest at a rate of 12% annually and matures on November 27, 2016. Amortized payments of interest and principal are due monthly. The Company has made all required payments under the note and $7,485 remained due as of March 31, 2016.

On January 28, 2016, the Company issued a secured promissory note to an investor in the principal amount of $6,000. The note bears interest at a rate of 12% annually and matures on January 27, 2017. Amortized payments of interest and principal are due monthly. The Company has made all required payments under the note and $5,000 remained due as of March 31, 2016.

On February 26, 2016, the Company issued a secured promissory note to an investor in the principal amount of $256,000. The note carried an original issue discount of $56,000, therefore $200,000 was received by the Company, net of the discount. The loan will be repaid in 147 equal payments of $1,742 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

March 31, 2016
Note payable	$231,619
Less unamortized debt discount	(48,851)
Note payable, net	$182,768

During the quarter ended March 31, 2016, the Company paid $24,381 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $7,149 during the quarter ended March 31, 2016.

On August 15, 2014, Epic Corp. issued two unsecured promissory notes to two investors, each in the principal amount of $250,000. The notes bear a 16% annual interest rate, maturing at the earlier of the sale of Epic Corp. or December 31, 2018. The notes also carry provisions that allow the holder to call the balance prior to maturity subject to early withdrawal penalties as follows: 12% if called in 2015, 8% if called in 2016 and 4% if called in 2017. On May 20, 2015, the Company and the noteholders agreed to settle 50% of the noteholders’ respective balances outstanding under the notes in consideration for the issuance of an aggregate of 233,791 shares of the common stock of Epic Corp. to each of the note holders.

On January 15, 2015, Epic Corp. issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears no interest and is due upon demand.

On March 2, 2015, the Company entered into a letter of intent with Epic Corp. pursuant to which the Company agreed to acquire all of the outstanding securities of Epic Corp. In connection with the entry into the letter of intent, on March 18, 2015, Epic Corp. entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to Epic Corp. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured note, Epic Corp. provided the lender with security over all of its assets pursuant to the terms of a general security agreement made by Epic Corp. in favor of the lender. In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

On April 16, 2015, Epic Corp. issued a secured convertible promissory note to an investor in the principal amount of $200,000. The note bears a 23% annual interest rate and matured on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. The note is secured by all assets of Epic Corp. At the time of issuance, the Company evaluated the conversion feature and determined that the value associated with the conversion feature was $0.

In connection with the contribution of all of the assets of Epic LLC to Epic Corp., the Company offered the noteholder the opportunity to convert the note into 352,941 shares of Epic Corp.’s common stock, which represented the pro rata value provided to each Class B Unit holder at the time of the contribution. The note holder did not accept the proposed terms and as a result the note was not converted.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of Epic Corp. The note provided that, in the event the parties were unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company was to pay the noteholder, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000. As the parties were unable to finalize the negotiation of a future financing by June 30, 2015, this contingent fee became contractually due to the note holder as of July 1, 2015. As of the date of this filing, the Company has only made interest payments and the note is in default. The Company and the note holder negotiated extension terms subsequent to December 31, 2015 (See Note 14)

On August 13, 2015, Epic Corp. issued a secured promissory note to an investor in the principal amount of $195,000. The note carried an original issue discount of $45,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal payments of $1,547 over the six-month term and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and is being amortized over the life of term of the note.

The balance of the note and unamortized debt discount are as follows:

December 31, 2015
Note payable	$47,976
Less unamortized debt discount	(11,489)
Note payable, net	$36,487

During the year ended December 31, 2015, the Company paid $147,024 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $33,511 during the year ended December 31, 2015.

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

December 31, 2015
Note payable	$145,008
Less unamortized debt discount	(43,722)
Note payable, net	$101,286

During the year ended December 31, 2015, the Company paid $72,492 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $23,778 during the year ended December 31, 2015.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

December 31, 2015
Note payable	$143,667
Less unamortized debt discount	(23,918)
Note payable, net	$119,749

During the year ended December 31, 2015, the Company paid $36,794 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $6,543 during the year ended December 31, 2015.

On November 27, 2015, the Company issued a secured promissory note to an investor in the principal amount of $146,000. The note carried an original issue discount of $46,000, therefore $100,000 was received by the Company, net of the discount. The loan will be repaid over 80 equal daily payments of $1,825 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

The balance of the note and unamortized debt discount are as follows:

December 31, 2015
Note payable	$113,150
Less unamortized debt discount	(29,795)
Note payable, net	$83,355

During the year ended December 31, 2015, the Company paid $32,850 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $16,205 during the year ended December 31, 2015.

On July 15, 2015, the Company issued a secured promissory note to an investor in the principal amount of $16,000. The note bears interest at a rate of 12% annually and matures on January 28, 2016. Amortized payments of interest and principal are due monthly. The Company has made all required payments under the note through December 31, 2015.

On November 17, 2015, the Company issued a secured promissory note to an investor in the principal amount of $10,900. The note bears interest at a rate of 12% annually and matures on November 27, 2016. Amortized payments of interest and principal are due monthly. The Company has made all required payments under the note through December 31, 2015.